Debt - Debt (Details) - Uncommitted credit lines	Dec. 31, 2016 USD ($)
Line of Credit Facility [Line Items]
Credit lines, maximum borrowing capacity	$ 281,500,000
Credit lines, remaining borrowing capacity	241,300,000
First, second, and fourth quarters
Line of Credit Facility [Line Items]
Credit lines, maximum borrowing capacity	300,000,000
Third quarter
Line of Credit Facility [Line Items]
Credit lines, maximum borrowing capacity	$ 600,000,000